      AIM SUMMIT FUND, INC.
      ---------------------

      CLASS II SHARES
      AIM Summit Fund, Inc. seeks to provide growth of capital.

      PROSPECTUS
      JULY 1, 1999                                      --Registered Trademark--
      AS REVISED
      OCTOBER 22, 1999

                                     Class II Shares of the fund are
                                     offered to and may be purchased by
                                     the general public only through AIM
                                     Summit Investors Plans II, a unit
                                     investment trust. Details of AIM
                                     Summit Investors Plans II, including
                                     the creation and sales charges and
                                     the custodian charges applicable to
                                     AIM Summit Investors Plans II, are
                                     found in the AIM Summit Investors
                                     Plans II Prospectus. You should read
                                     both this Prospectus and the
                                     Prospectus of AIM Summit Investors
                                     Plans II and keep these Prospectuses
                                     for future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                             ---------------------
                             AIM SUMMIT FUND, INC.
                             ---------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES        A-1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND   A-1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                    A-2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                       A-2

Performance Table                          A-2

FEE TABLE AND EXPENSE EXAMPLE              A-3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                  A-3

Expense Example                            A-3

FUND MANAGEMENT                            A-4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                A-4

Advisor Compensation                       A-4

Portfolio Managers                         A-4

OTHER INFORMATION                          A-4
- - - - - - - - - - - - - - - - - - - - - - - -

Dividends and Distributions                A-4

SHAREHOLDER INFORMATION                    A-5
- - - - - - - - - - - - - - - - - - - - - - - -

Pricing of Shares                          A-5

Sales of Shares                            A-5

Redemption of Shares                       A-5

Taxes                                      A-6

Open Account                               A-6

Distribution and Service (12b-1) Fees      A-6

Other Information                          A-6

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of
A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ---------------------
                             AIM SUMMIT FUND, INC.
                             ---------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is growth of capital.

  The fund seeks to meet this objective by investing primarily in common stocks of companies that the portfolio managers believe have the potential for growth in earnings, including small-sized growth companies, and in common stocks believed to be under valued relative to other available investments. The fund may also invest up to 20% of its total assets in foreign securities, including securities of companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles.

  The portfolio managers purchase securities of companies that they believe have the potential for growth. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than the prices of equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, relatively low market liquidity, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ---------------------
                             AIM SUMMIT FUND, INC.
                             ---------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Class I Shares from year to year.

                                    [GRAPH]

                                                 Annual
Year Ended                                       Total
December 31                                     Returns
-----------                                     -------
1989........................................    30.92%
1990........................................     0.93%
1991........................................    43.64%
1992........................................     4.50%
1993........................................     8.28%
1994........................................    -2.82%
1995........................................    35.14%
1996........................................    19.87%
1997........................................    24.22%
1998........................................    34.45%

The returns are those of the fund's Class I Shares, which are not offered in this prospectus. Class II Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, but would be lower to the extent that the classes have different expenses.

  The Class I Shares' year-to-date total return as of September 30, 1999 was 9.95%.

  During the periods shown in the bar chart, the highest quarterly return was 29.87% (quarter ended December 31, 1998) and the lowest quarterly return was -13.37% (quarter ended September 30, 1990).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                                  SINCE     INCEPTION
December 31, 1998)      1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
Class I Shares          34.45%    21.33%    18.90%      15.05%    11/01/82

Class II Shares            --        --        --          --     07/01/99

S & P 500(1)            28.60%    24.08%    19.20%      18.39%(2) 10/31/82(2)
--------------------------------------------------------------------------------

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.
(2) The average annual total return given is since the date closest to the inception date of Class I Shares.

                             ---------------------
                             AIM SUMMIT FUND, INC.
                             ---------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)(1)
---------------------------------------------------
Management Fees                           0.64%
                                          ----
Distribution and/or Service
(12b-1) Fees                              0.30
                                          ----
Other Expenses                            2.53
                                          ----
Total Annual Fund Operating Expenses      3.47
                                          ----
Expense Reimbursements(2)                 1.97

Net Expenses                              1.50%
---------------------------------------------------

(1) The fees and expenses are based on estimated average net assets for Class II Shares.
(2) The investment advisor has contractually agreed to limit net expenses.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------
Class II Shares   $153     $474      $818      $1,791
-------------------------------------------------------

                             ---------------------
                             AIM SUMMIT FUND, INC.
                             ---------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor), 11 Greenway Plaza, Suite 100, Houston, TX 77046, serves as the fund's investment advisor. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976, and together with its subsidiaries, advises or manages over 125 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 1998, the advisor received compensation of 0.64% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1982.

- Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc.

- Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1986.

- Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager with Van Kampen American Capital Asset Management, Inc.

- Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                             ---------------------
                             AIM SUMMIT FUND, INC.
                             ---------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the fund's Board of Directors. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Directors or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when you will not be able to purchase or redeem shares.

  The fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. The fund prices purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.

SALES OF SHARES

The fund will not offer its Class II Shares to the general public except through AIM Summit Investors Plans II. However, the following persons may purchase shares of the fund directly through the fund's sponsor, A I M Distributors, Inc. (the distributor) at net asset value: (a) any current or retired officer, trustee, director, or employee, or any member of the immediate family (spouse, children, parents and parents of spouse) of any such person, of A I M Management Group Inc. (AIM Management) or its affiliates, or of any investment company managed or advised by the advisor; or (b) any employee benefit plan established for employees of AIM Management or its affiliates. The fund reserves the right to reject any purchase order. The terms of offering of AIM Summit Investors Plans II are contained in the Prospectus of AIM Summit Investors Plans II.

REDEMPTION OF SHARES

The following discussion relates only to those investors who hold shares of the fund directly. Planholders should consult their AIM Summit Investors Plans II Prospectus for the requirements for redemption of fund shares held in a Plan.

  You may redeem your shares of the fund at any time without charge, either by a written request to A I M Fund Services, Inc. (the transfer agent), or by calling the transfer agent at (800) 959-4246, subject to the restrictions specified below. Upon receipt by the transfer agent of a proper request, the fund will redeem shares in cash at the next determined net asset value. All written redemption requests must be directed to the transfer agent, P.O. Box 4739, Houston, TX 77210-4739.

  Written requests for redemption must include: (1) original signatures of all registered owners; (2) your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.

  The transfer agent requires a signature guarantee when you redeem by mail and:
(1) the amount is greater than $50,000; (2) you request that payment be made to someone other than the name registered on the account; (3) you request that payment be sent somewhere other than the bank of record on the account; or (4) you request that payment be sent to a new address or an address that changed in the last 30 days.

  The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

  You may also request redemptions by telephone by calling the transfer agent at
(800) 959-4246. You will be allowed to redeem by telephone if (1) the proceeds are to be mailed to the address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days; (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have not previously declined the telephone redemption privilege. Certain accounts, including retirement accounts and 403(b) plans, may not redeem by telephone. The transfer agent must receive your call during the hours the NYSE is open for business in order to effect the redemption at that day's closing price.

  The transfer agent normally will send out checks within one business day, and in any event no more than seven days, after it accepts your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

  If you mail the transfer agent a request in good order to redeem your shares, it will mail you a check in the amount of the redemption proceeds to the address on record. If your request is not in good order, you may have to provide the transfer agent with additional documentation in order to redeem your shares.

                             ---------------------
                             AIM SUMMIT FUND, INC.
                             ---------------------

  If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. The transfer agent uses reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

  You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. The transfer agent will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from the fund during the prior year will be sent to you. Any long-term or short-term capital gains realized from redemptions of shares of the fund will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in shares of the fund may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

OPEN ACCOUNT

The following discussion of an open account is applicable only to those shareholders who hold shares of the fund directly.

  The fund maintains an open account for each shareholder, under which additional fund shares acquired through reinvestment of dividends and capital gains distributions are held by the transfer agent for the shareholder's account unless the shareholder elects to receive stock certificates or to obtain dividends and distributions in cash. Stock certificates (in full shares only) are issued without charge (but only on written request) and may be redeposited at any time. It is anticipated that as a matter of convenience most shareholders will not request certificates. A shareholder receives a statement from the transfer agent after each acquisition or redemption of fund shares, and after each dividend or capital gains distribution.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund on behalf of the Class II Shares has adopted a 12b-1 plan that allows the Class to pay distribution fees to the distributor for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Class pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

OTHER INFORMATION

The fund currently offers two classes of shares each of which share a common investment objective and portfolio of investments. The two classes differ only with respect to distribution arrangements for different categories of investors.

                             ---------------------
                             AIM SUMMIT FUND, INC.
                             ---------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

----------------------------------------------------------

BY MAIL:                     A I M Distributors, Inc.
                             11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

BY TELEPHONE:                (800) 995-4246

----------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
AIM Summit Fund, Inc.
SEC 1940 Act file number: 811-3443
----------------------------------

[AIM LOGO APPEARS HERE]             SUM2-PRO-1           INVEST WITH DISCIPLINE
                                                       --Registered Trademark--